Provision for legal and administrative proceedings (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 26,722,972	R$ 24,528,974
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	1,798,568	1,911,281
Civil Contingent Liability 1 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	129,012	165,408
Civil Contingent Liability 2 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	317,215	364,264
Civil Contingent Liability 3 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	447,834	537,630
Civil Contingent Liability 4 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	326,930	298,216
Civil Contingent Liability 5 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	77,780	84,926
Other contingent liabilities [member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 499,797	R$ 460,837